UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ____________________ to ____________________

Date of Report (Date of earliest event reported) ____________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ____________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002087532 (PMIT Residential Funding XXVII Depositor LLC)

BRAVO Residential Funding Trust 2025-HE1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________________

Central Index Key Number of underwriter (if applicable): ____________________

Michael Chiao, Authorized Person, 949-720-6974
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6 and 99.7 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC – Report 1

Schedule 1—Narrative

Schedule 2—Compliance Report

Schedule 3—Payment History Report

99.2	Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing Ltd. – Report 1

Schedule 1—Narrative

Schedule 2—Title Lien and DQ Tax Report

Schedule 3 – Title Search Report

99.3	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC – Report 2

Schedule 1—Narrative

Schedule 2—Compliance Report

Schedule 3—Payment History Report

Schedule 4—Payment History Report – Pool A

Schedule 5—Payment History Report – Pool B

Schedule 6—Data Integrity Report

Schedule 7—Servicing Comments Report

99.4	Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing Ltd. – Report 2

Schedule 1— Narrative

Schedule 2— Schedule 2—Title Lien and DQ Tax Report

99.5	Disclosures required by Rule Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Rating Agency ATR QM Report

Schedule 3— Compliance Only Conditions Report – Conditions Summary

Schedule 4— Compliance Only Conditions Report – Conditions Detail

Schedule 5— Compliance Only Conditions Report – Loan Grades

Schedule 6— Custom Upload Report

Schedule 7— Loan Level Tape Compare Report

99.6	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Comp Only Sec Reports – Exceptions and Grades Report

Schedule 3— Comp Only Sec Reports – Exception Grades Report

Schedule 4— Comp Only Sec Reports – Data Compare Report

Schedule 5— Credit Comp Sec Reports – Exceptions and Grades Report

Schedule 6— Credit Comp Sec Reports – Exception Grades Report

Schedule 7— Credit Comp Sec Reports – Data Compare Report

99.7	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC – Report 3

Schedule 1— Narrative

Schedule 2— Rating Agency Report

Schedule 3— Rebuttal Findings Report – Summary

Schedule 4— Rebuttal Findings Report – Loan Summary

Schedule 5— Rebuttal Findings Report – Exception Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 2, 2025

PMIT Residential Funding XXVII Depositor LLC

(Securitizer)

By:	/s/ Michael Chiao
	Name:	Michael Chiao
	Title:	Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC – Report 1

Schedule 1—Narrative

Schedule 2—Compliance Report

Schedule 3—Payment History Report

99.2	Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing Ltd. – Report 1

Schedule 1—Narrative

Schedule 2—Title Lien and DQ Tax Report

Schedule 3 – Title Search Report

99.3	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC – Report 2

Schedule 1—Narrative

Schedule 2—Compliance Report

Schedule 3—Payment History Report

Schedule 4—Payment History Report – Pool A

Schedule 5—Payment History Report – Pool B

Schedule 6—Data Integrity Report

Schedule 7—Servicing Comments Report

99.4	Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing Ltd. – Report 2

Schedule 1— Narrative

Schedule 2— Schedule 2—Title Lien and DQ Tax Report

99.5	Disclosures required by Rule Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Rating Agency ATR QM Report

Schedule 3— Compliance Only Conditions Report – Conditions Summary

Schedule 4— Compliance Only Conditions Report – Conditions Detail

Schedule 5— Compliance Only Conditions Report – Loan Grades

Schedule 6— Custom Upload Report

Schedule 7— Loan Level Tape Compare Report

99.6	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Comp Only Sec Reports – Exceptions and Grades Report

Schedule 3— Comp Only Sec Reports – Exception Grades Report

Schedule 4— Comp Only Sec Reports – Data Compare Report

Schedule 5— Credit Comp Sec Reports – Exceptions and Grades Report

Schedule 6— Credit Comp Sec Reports – Exception Grades Report

Schedule 7— Credit Comp Sec Reports – Data Compare Report

99.7	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC – Report 3

Schedule 1— Narrative

Schedule 2— Rating Agency Report

Schedule 3— Rebuttal Findings Report – Summary

Schedule 4— Rebuttal Findings Report – Loan Summary

Schedule 5— Rebuttal Findings Report – Exception Report